Convertible Note (Details)	Dec. 09, 2022 USD ($) $ / shares shares
Convertible Note (Details) [Line Items]
Convertible principal amount | $	$ 3,000,000
Bullet interest rate	7.00%
Class A Ordinary Shares [Member]
Convertible Note (Details) [Line Items]
Conversion price per share | $ / shares	$ 12
Converted shares | shares	250,000